Accounting Policies	3 Months Ended
Dec. 28, 2013
Policy Text Block [Abstract]
Accounting Policies
ACCOUNTING POLICIES
BASIS OF PRESENTATION
The consolidated condensed financial statements have been prepared by Tyson Foods, Inc. (“Tyson,” “the Company,” “we,” “us” or “our”). Certain information and accounting policies and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States have been condensed or omitted pursuant to such rules and regulations. Although we believe the disclosures contained herein are adequate to make the information presented not misleading, these consolidated condensed financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in our annual report on Form 10-K for the fiscal year ended September 28, 2013. Preparation of consolidated condensed financial statements requires us to make estimates and assumptions. These estimates and assumptions affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated condensed financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
We believe the accompanying consolidated condensed financial statements contain all adjustments, which are of a normal recurring nature, necessary to state fairly our financial position as of December 28, 2013, and the results of operations for the three months ended December 28, 2013, and December 29, 2012. Results of operations and cash flows for the periods presented are not necessarily indicative of results to be expected for the full year.
CONSOLIDATION
The consolidated condensed financial statements include the accounts of all wholly-owned subsidiaries, as well as majority-owned subsidiaries over which we exercise control and, when applicable, entities for which we have a controlling financial interest or variable interest entities for which we are the primary beneficiary. All significant intercompany accounts and transactions have been eliminated in consolidation.
VARIABLE INTEREST ENTITIES
We have an investment in a joint venture, Dynamic Fuels LLC (Dynamic Fuels), in which we have a 50 percent ownership interest. Dynamic Fuels qualifies as a variable interest entity for which we consolidate as we are the primary beneficiary. At December 28, 2013, Dynamic Fuels had $160 million of total assets, of which $138 million was net property, plant and equipment, and $113 million of total liabilities, of which $100 million was long-term debt. At September 28, 2013, Dynamic Fuels had $166 million of total assets, of which $142 million was net property, plant and equipment, and $113 million of total liabilities, of which $100 million was long-term debt.
SHARE REPURCHASES
A summary of cumulative share repurchases of our Class A stock is as follows (in millions):

	Three Months Ended
	December 28, 2013		December 29, 2012
	Shares	Dollars	Shares	Dollars
Shares repurchased:
Under share repurchase program	4.6	$150	5.1	$100
To fund certain obligations under equity compensation plans	0.3	9	0.8	15
Total share repurchases	4.9	$159	5.9	$115

As of December 28, 2013, 9.6 million shares remained available for repurchase. On January 30, 2014, our Board of Directors approved an increase of 25 million shares authorized for repurchase under our share repurchase program. The share repurchase program has no fixed or scheduled termination date and the timing and extent to which we repurchase shares will depend upon, among other things, markets, industry conditions, liquidity targets, limitations under our debt obligations and regulatory requirements. In addition to the share repurchase program, we purchase shares on the open market to fund certain obligations under our equity compensation plans.
RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS
In December 2011 and February 2013, the Financial Accounting Standards Board (FASB) issued guidance enhancing disclosures related to offsetting of certain assets and liabilities. This guidance is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. We adopted this guidance in the first quarter of fiscal 2014. The adoption did not have a significant impact on our consolidated condensed financial statements.